ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
ACCOUNTING POLICIES [Abstract]
PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION — The consolidated financial statements include the accounts of Independent Bank Corporation and its subsidiaries. The income, expenses, assets and liabilities of the subsidiaries are included in the respective accounts of the consolidated financial statements, after elimination of all material intercompany accounts and transactions.

STATEMENTS OF CASH FLOWS
STATEMENTS OF CASH FLOWS — For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits and federal funds sold. Generally, federal funds are sold for one-day periods. We report net cash flows for customer loan and deposit transactions, for short-term borrowings and for vehicle service contract counterparty payables.

INTEREST BEARING DEPOSITS
INTEREST BEARING DEPOSITS — Interest bearing deposits consist of overnight deposits with the Federal Reserve Bank.

INTEREST BEARING DEPOSITS - TIME — Interest bearing deposits - time consist of deposits with original maturities of 3 months or more.

LOANS HELD FOR SALE
LOANS HELD FOR SALE — Mortgage loans originated and intended for sale in the secondary market are carried at fair value. Fair value adjustments as well as realized gains and losses, are recorded in current earnings. Certain loans held for sale at December 31, 2012 relating to our branch sale [see note #26] were carried at the lower of cost or market.

MORTGAGE LOAN SERVICING RIGHTS
MORTGAGE LOAN SERVICING RIGHTS — We recognize as separate assets the rights to service mortgage loans for others. The fair value of originated mortgage loan servicing rights has been determined based upon fair value indications for similar servicing. The mortgage loan servicing rights are amortized in proportion to and over the period of estimated net loan servicing income. We assess mortgage loan servicing rights for impairment based on the fair value of those rights. For purposes of measuring impairment, the characteristics used include interest rate, term and type. Amortization of and changes in the impairment reserve on originated mortgage loan servicing rights are included in mortgage loan servicing in the Consolidated Statements of Operations. The fair values of mortgage loan servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses. Mortgage loan servicing income is recorded for fees earned for servicing loans previously sold. The fees are generally based on a contractual percentage of the outstanding principal and are recorded as income when earned. Mortgage loan servicing fees, excluding amortization of and changes in the impairment reserve on originated mortgage loan servicing rights, totaled $4.3 million, $4.4 million and $4.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. Late fees and ancillary fees related to loan servicing are not material.

TRANSFERS OF FINANCIAL ASSETS
TRANSFERS OF FINANCIAL ASSETS — Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from us, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

SECURITIES
SECURITIES — We classify our securities as trading, held to maturity or available for sale. Trading securities are bought and held principally for the purpose of selling them in the near term and are reported at fair value with realized and unrealized gains and losses included in earnings. Securities held to maturity represent those securities for which we have the positive intent and ability to hold until maturity and are reported at cost, adjusted for amortization of premiums and accretion of discounts computed on the level-yield method. We did not have any securities held to maturity at December 31, 2013 and 2012. Securities available for sale represent those securities not classified as trading or held to maturity and are reported at fair value with unrealized gains and losses, net of applicable income taxes reported in other comprehensive income (loss).

We evaluate securities for OTTI at least on a quarterly basis and more frequently when economic or market conditions warrant such an evaluation. In performing this evaluation management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Gains and losses realized on the sale of securities available for sale are determined using the specific identification method and are recognized on a trade-date basis. Premiums and discounts are recognized in interest income computed on the level-yield method.

LOAN REVENUE RECOGNITION
LOAN REVENUE RECOGNITION — Interest on loans is accrued based on the principal amounts outstanding. In general the accrual of interest income is discontinued when a loan becomes 90 days past due for commercial loans and installment loans and when a loan misses four consecutive payments for mortgage loans and the borrower’s capacity to repay the loan and collateral values appear insufficient for each loan class. However, loans may be placed on non-accrual status regardless of whether or not such loans are considered past due if, in management’s opinion, the borrower is unable to meet payment obligations as they become due or as required by regulatory provisions. All interest accrued but not received for all loans placed on non-accrual is reversed from interest income. Payments on such loans are generally applied to the principal balance until qualifying to be returned to accrual status. A non-accrual loan may be restored to accrual status when interest and principal payments are current and the loan appears otherwise collectible. Delinquency status for all classes in the commercial and installment loan segments is based on the actual number of days past due as required by the contractual terms of the loan agreement while delinquency status for mortgage loan segment classes is based on the number of payments past due.

Certain loan fees and direct loan origination costs are deferred and recognized as an adjustment of yield generally over the contractual life of the related loan. Fees received in connection with loan commitments are deferred until the loan is advanced and are then recognized generally over the contractual life of the loan as an adjustment of yield. Fees on commitments that expire unused are recognized at expiration. Fees received for letters of credit are recognized as revenue over the life of the commitment.

PAYMENT PLAN RECEIVABLE REVENUE RECOGNITION
PAYMENT PLAN RECEIVABLE REVENUE RECOGNITION — Payment plan receivables are acquired by our Mepco segment at a discount and reported net of this discount in the Consolidated Statements of Financial Condition. This discount is accreted into interest and fees on loans over the life of the receivable computed on a level-yield method. All classes of payment plan receivables that have been canceled and are 90 days or more past due as required by the contractual terms of the payment plan are classified as non-accrual.

ALLOWANCE FOR LOAN LOSSES
ALLOWANCE FOR LOAN LOSSES — Portfolios are disaggregated into segments for purposes of determining the allowance for loan losses (“AFLL”) which include commercial, mortgage and installment loans and payment plan receivables. These segments are further disaggregated into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within the commercial loan segment include (i) income producing – real estate, (ii) land, land development and construction – real estate and (iii) commercial and industrial. Classes within the mortgage loan segment include (i) 1-4 family, (ii) resort lending, (iii) home equity – 1st lien and (iv) home equity 2nd lien. Classes within the installment loan segment include (i) home equity – 1st lien, (ii) home equity – 2nd lien, (iii) loans not secured by real estate and (iv) other. Classes within the payment plan receivables segment include (i) full refund, (ii) partial refund and (iii) other. Commercial loans are subject to adverse market conditions which may impact the borrower’s ability to make repayment on the loan or could cause a decline in the value of the collateral that secures the loan. Mortgage and installment loans and payment plan receivables are subject to adverse employment conditions in the local economy which could increase default rates. In addition, mortgage loans and real estate based installment loans are subject to adverse market conditions which could cause a decline in the value of collateral that secures the loan. For an analysis of the AFLL by portfolio segment and credit quality information by class, see note #4.

Some loans will not be repaid in full. Therefore, an AFLL is maintained at a level which represents our best estimate of losses incurred. In determining the allowance and the related provision for loan losses, we consider four principal elements: (i) specific allocations based upon probable losses identified during the review of the loan portfolio, (ii) allocations established for other adversely rated commercial loans, (iii) allocations based principally on historical loan loss experience, and (iv) additional allocations based on subjective factors, including local and general economic business factors and trends, portfolio concentrations and changes in the size and/or the general terms of the loan portfolios.

The first AFLL element (specific allocations) reflects our estimate of probable incurred losses based upon our systematic review of specific loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower, discounted collateral exposure and discounted cash flow analysis. Impaired commercial, mortgage and installment loans are allocated allowance amounts using this first element. The second AFLL element (other adversely rated commercial loans) reflects the application of our loan rating system. This rating system is similar to those employed by state and federal banking regulators. Commercial loans that are rated below a certain predetermined classification are assigned a loss allocation factor for each loan classification category that is based upon a historical analysis of both the probability of default and the expected loss rate (“loss given default”). The lower the rating assigned to a loan or category, the greater the allocation percentage that is applied. The third AFLL element (historical loss allocations) is determined by assigning allocations to higher rated (“non-watch credit”) commercial loans using a probability of default and loss given default similar to the second AFLL element and to homogenous mortgage and installment loan groups based upon borrower credit score and portfolio segment. For homogenous mortgage and installment loans a probability of default for each homogenous pool is calculated by way of credit score migration. Historical loss data for each homogenous pool coupled with the associated probability of default is utilized to calculate an expected loss allocation rate. The fourth AFLL element (additional allocations based on subjective factors) is based on factors that cannot be associated with a specific credit or loan category and reflects our attempt to ensure that the overall allowance for loan losses appropriately reflects a margin for the imprecision necessarily inherent in the estimates of expected credit losses. We consider a number of subjective factors when determining this fourth element, including local and general economic business factors and trends, portfolio concentrations and changes in the size, mix and the general terms of the overall loan portfolio.

Increases in the AFLL are recorded by a provision for loan losses charged to expense. Although we periodically allocate portions of the AFLL to specific loans and loan portfolios, the entire AFLL is available for incurred losses. We generally charge-off commercial, homogenous residential mortgage and installment loans and payment plan receivables when they are deemed uncollectible or reach a predetermined number of days past due based on loan product, industry practice and other factors. Collection efforts may continue and recoveries may occur after a loan is charged against the AFLL.

While we use relevant information to recognize losses on loans, additional provisions for related losses may be necessary based on changes in economic conditions, customer circumstances and other credit risk factors.

A loan is impaired when full payment under the loan terms is not expected. Generally, those loans included in each commercial loan class that are rated substandard, classified as non-performing or were classified as non- performing in the preceding quarter are evaluated for impairment. Those loans included in each mortgage loan or installment class whose terms have been modified and considered a troubled debt restructuring are also impaired. Loans which have been modified resulting in a concession, and which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (“TDR”) and classified as impaired. We measure our investment in an impaired loan based on one of three methods: the loan’s observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. Large groups of smaller balance homogeneous loans, such as those loans included in each installment and mortgage loan class and each payment plan receivable class are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures. TDR loans are measured at the present value of estimated future cash flows using the loan’s effective interest rate at inception of the loan. If a TDR is considered to be a collateral dependent loan, the loan is reported net, at the fair value of collateral.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT — Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using both straight-line and accelerated methods over the estimated useful lives of the related assets. Buildings are generally depreciated over a period not exceeding 39 years and equipment is generally depreciated over periods not exceeding 7 years. Leasehold improvements are depreciated over the shorter of their estimated useful life or lease period.

BANK OWNED LIFE INSURANCE
BANK OWNED LIFE INSURANCE — We have purchased a group flexible premium non-participating variable life insurance contract on approximately 270 lives (who were salaried employees at the time we purchased the contract) in order to recover the cost of providing certain employee benefits. Bank owned life insurance is recorded at its cash surrender value or the amount that can be currently realized.

OTHER REAL ESTATE AND REPOSSESSED ASSETS
OTHER REAL ESTATE AND REPOSSESSED ASSETS — Other real estate at the time of acquisition is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Fair value is typically determined by a third party appraisal of the property. Any write-downs at date of acquisition are charged to the allowance for loan losses. Expense incurred in maintaining assets and subsequent write-downs to reflect declines in value and gains or losses on the sale of other real estate are recorded in the Consolidated Statements of Operations. Non-real estate repossessed assets are treated in a similar manner.

OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS — Other intangible assets consist of core deposits. They are initially measured at fair value and then are amortized on both straight-line and accelerated methods over their estimated useful lives, which range from 10 to 15 years.

VEHICLE SERVICE CONTRACT COUNTERPARTY RECEIVABLES, NET
VEHICLE SERVICE CONTRACT COUNTERPARTY RECEIVABLES, NET — These amounts represent funds due to Mepco from its counterparties for cancelled service contracts. Upon the cancellation of a service contract and the completion of the billing process to the counterparties for amounts due to Mepco, there is a decrease in the amount of “payment plan receivables” and an increase in the amount of “vehicle service contract counterparty receivables” until such time as the amount due from the counterparty is collected.

INCOME TAXES
INCOME TAXES — We employ the asset and liability method of accounting for income taxes. This method establishes deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities at tax rates expected to be in effect when such amounts are realized or settled. Under this method, the effect of a change in tax rates is recognized in the period that includes the enactment date. The deferred tax asset is subject to a valuation allowance for that portion of the asset for which it is more likely than not that it will not be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.

We recognize interest and/or penalties related to income tax matters in income tax expense.

We file a consolidated federal income tax return. Intercompany tax liabilities are settled as if each subsidiary filed a separate return.

VEHICLE SERVICE CONTRACT COUNTERPARTY PAYABLES
VEHICLE SERVICE CONTRACT COUNTERPARTY PAYABLES — Vehicle service contract counterparty payables represent amounts owed to insurance companies or other counterparties for vehicle service contract payment plans purchased by us. The vehicle service contract counterparty payable becomes due in accordance with the terms of the specific contract between Mepco and the counterparty. Typically these terms require payment after Mepco has received one or two payments from the consumer on the payment plan receivable.

COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS
COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS — Financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of those instruments. In general, we use a similar methodology to estimate our liability for these off-balance sheet credit exposures as we do for our allowance for loan losses. For commercial related commitments, we estimate liability using our loan rating system and for mortgage and installment commitments we estimate liability principally upon historical loss experience. Our estimated liability for off balance sheet commitments is included in accrued expenses and other liabilities in our Consolidated Statements of Financial Condition and any charge or recovery is recorded in non-interest expenses in our Consolidated Statements of Operations.

DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS — We record derivatives on our Consolidated Statement of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

At the inception of the derivative we designate the derivative as one of three types based on our intention and belief as to likely effectiveness as a hedge. These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“Fair Value Hedge”), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“Cash Flow Hedge”), or (3) an instrument with no hedging designation. For a Fair Value Hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in current earnings as fair values change. We currently do not have any Fair Value Hedges. For a Cash Flow Hedge, the gain or loss on the derivative is reported in other comprehensive income and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. We currently do not have any Cash Flow Hedges as we terminated our last remaining hedge during the second quarter of 2013. For both types of hedges, changes in the fair value of derivatives that are not highly effective in hedging the changes in fair value or expected cash flows of the hedged item are recognized immediately in current earnings. For instruments with no hedging designation the gain or loss on the derivative is reported currently in earnings. These free standing instruments currently consist of mortgage banking related derivatives and include rate-lock loan commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and mandatory forward commitments for the future delivery of these mortgage loans. Fair values of these mortgage derivatives are estimated based on mortgage backed security pricing for comparable assets. We enter into mandatory forward commitments for the future delivery of mortgage loans generally when interest rate locks are entered into, in order to hedge the change in interest rates resulting from our commitments to fund the loans. Changes in the fair values of these derivatives are included in net gains on mortgage loans.

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest expense. Net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.

We formally document the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking Fair Value or Cash Flow Hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. We also assess, both at the hedge’s inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. We discontinue hedge accounting when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded currently in earnings. When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income are amortized into earnings over the same periods which the hedged transactions will affect earnings.

COMPREHENSIVE INCOME (LOSS)
COMPREHENSIVE INCOME (LOSS) — Comprehensive income (loss) consists of net income (loss), unrealized gains and losses on securities available for sale and derivative instruments classified as cash flow hedges.

INCOME (LOSS) PER COMMON SHARE
INCOME (LOSS) PER COMMON SHARE — Basic income (loss) and diluted (loss) per common share are computed by dividing net income applicable to common stock by the weighted average number of common shares outstanding during the period and participating share awards. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. For diluted income per common share, net income is divided by the weighted average number of common shares outstanding during the period plus the dilutive effects of the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors. For any period in which a loss is recorded, dividends on convertible preferred stock are not added back in the diluted per share calculation and the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the loss per share and thus are ignored in the diluted per share calculation.

SHARE BASED COMPENSATION
SHARE BASED COMPENSATION — Cost is recognized for stock options and non-vested share awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of our common stock at the date of grant is used for non-vested share awards. Cost is recognized over the required service period, generally defined as the vesting period. Cost is also recognized for salary stock issued to employees and stock issued to non- employee directors. These shares vest immediately and cost is recognized during the period they are issued.

COMMON STOCK
COMMON STOCK — At December 31, 2013, 0.1 million shares of common stock were reserved for issuance under the dividend reinvestment plan and 0.5 million shares of common stock were reserved for issuance under our long-term incentive plans.

RECLASSIFICATION	RECLASSIFICATION — Certain amounts in the 2012 and 2011 consolidated financial statements have been reclassified to conform to the 2013 presentation.
ADOPTION OF NEW ACCOUNTING STANDARDS
ADOPTION OF NEW ACCOUNTING STANDARDS — In February, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This ASU amended guidance on the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this guidance require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. This amended guidance became effective for us at January 1, 2013 and was applied prospectively. The effect of adopting this standard did not have a material impact on our consolidated operating results or financial condition, but the additional disclosures are included in note #24.

In July 2013, the FASB amended existing guidance related to the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. These amendments provide that an unrecognized tax benefit, or a portion thereof, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent that a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, then the unrecognized tax benefit should be presented as a liability. These amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 with early adoption and retrospective application permitted. This amendment is not expected to have a material impact on our consolidated operating results or financial condition.

In January, 2014, the FASB issued ASU 2014-04, “Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure”. The amendments in this ASU clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. This amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014 with early adoption and retrospective or prospective application permitted. This amendment is not expected to have a material impact on our consolidated operating results or financial condition.